UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross, LLC.
Address:	125 Summer Street
		Boston, MA 02110

13F File Number: 028-13512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Edward E. Wendell, Jr.
Title:	Principal
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Edward E. Wendell, Jr., Chief Compliance Officer	Boston, MA	November 07, 2011

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		6

Form 13F Information Table Value Total:		$        1,110,321,880










List of Other Included Managers:			None.
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                                                                        FORM 13F INFORMATION TABLE



               Column 1                Column 2  Column 3      Column 4  Column 5         Column 6  Column 7 Column8

                                                                 VALUE    SHARES/  SH/PUTINVESTMENT  OTHER  VOTING AUTHORITY
            NAME OF ISSUER            TITLE OF CLCUSIP         (x$1000)   PRN AMT  PRNCALDISCRETION MANAGERS  SOLE    SHARED NONE

ANGLO AMERICAN PLC ADR                ADR        03485P201       167,681  9,658,109sh       Sole              804,201
FIBRIA CELULOSE SA - SP ADR           Spsrd ADR  31573A109        56,519  7,466,174sh       Sole              181,508
ITAU UNIBANCO HOLDINGS S.A. - ADR     ADR        465562106       405,476 26,126,060sh       Sole            1,575,059
PETROLEO BRASILEIRO S.A.- ADR         ADR        71654V408           503     22,408sh       Sole                    0
ROYAL DUTCH SHELL - ADR A             ADR        780259206       163,860  2,663,528sh       Sole              159,212
TAIWAN SEMICONDUCTOR-SP ADR           Spsrd ADR  874039100       316,282 27,671,216sh       Sole            2,223,829




























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